GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash on hand	$ 107,837	$ 324,493
Working capital deficit	544,576
Accumulated deficit	$ 19,227,929	$ 14,706,391